Debt - Summary of Net Carrying Amount of Convertible Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Carrying Value	$ 5,591,072	$ 5,050,688
Senior notes
Line of Credit Facility [Line Items]
Carrying Value	5,500,000	4,600,000
1.75% senior notes due in 2026 | Senior notes
Line of Credit Facility [Line Items]
Principal	499,991	500,000
Less: Unamortized debt issuance costs	12,448	15,143
Carrying Value	$ 487,543	$ 484,857